Business Acquisitions - Additional Information (Details)				1 Months Ended		2 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended		12 Months Ended
	Jan. 17, 2023 CAD ($) shares	Mar. 31, 2022 CAD ($) shares $ / shares	Jun. 20, 2021	Feb. 07, 2023 CAD ($)	Jan. 17, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($)	Mar. 30, 2022 CAD ($)	Dec. 31, 2022 CAD ($)	Oct. 31, 2022 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Jul. 20, 2021 CAD ($) shares
Inner Spirit
Disclosure Of Business Combinations [Line Items]
Business combination, Transaction end date			Jul. 20, 2021
Cash consideration														$ 92,583,000
Cash transferred for each ordinary shares of acquire														$ 0.3
Issuance of common shares | shares														2,400,000
Issuance of common shares, value														$ 26,216,000
Number of instruments or interests issued or issuable for each ordinary shares of acquire | shares														0.00835
Contingent consideration														$ 1,150,000
Alcanna
Disclosure Of Business Combinations [Line Items]
Business Combination Transaction Initiated Date												Jan. 06, 2022
Business combination, Transaction end date		Mar. 31, 2022
Description of acquiree												Alcanna is a Canadian liquor retailer, operating predominantly in Alberta under its three retail brands, “Wine and Beyond”, “Liquor Depot” and “Ace Liquor”.
Cash consideration		$ 54,339,000
Cash transferred for each ordinary shares of acquire		$ 1.5
Issuance of common shares | shares		32,100,000
Issuance of common shares, value		$ 287,129,000
Number of instruments or interests issued or issuable for each ordinary shares of acquire | shares		0.885
Revenue								$ 639,500,000
Net earnings (loss)								$ 101,000,000
Revenue increased amount							$ 162,500,000
Net income (loss)							$ (25,500,000)
Acquisition-related costs for business transaction													$ 7,000,000
Percentage of fair value of non-controlling		37.00%
Share price transaction | $ / shares		$ 2.66
Payment of acquired long-term debt		$ 10,000,000
Zenabis
Disclosure Of Business Combinations [Line Items]
Revenue						$ 400,000
Net earnings (loss)						$ 1,800,000
Revenue increased amount									$ 2,000,000
Net income (loss)									$ 9,000,000
Acquisition-related costs for business transaction													$ 800,000
Valens
Disclosure Of Business Combinations [Line Items]
Issuance of common shares | shares	27,600,000				27,600,000
Issuance of common shares, value	$ 83,953,000				$ 83,953,000
Number of instruments or interests issued or issuable for each ordinary shares of acquire | shares	0.3334				0.3334
Contingent consideration	$ 602,000				$ 602,000
Revenue										$ 99,100,000
Net earnings (loss)										$ 85,800,000
Revenue increased amount	4,200,000
Net income (loss)					2,100,000
Acquisition-related costs for business transaction												$ 2,800,000
Non-revolving term loan facility	60,000,000				60,000,000
Valens | Valens Stock Option
Disclosure Of Business Combinations [Line Items]
Contingent consideration	$ 600,000				$ 600,000
Superette
Disclosure Of Business Combinations [Line Items]
Revenue											$ 3,800,000
Net earnings (loss)											$ 2,000,000
Revenue increased amount				$ 500,000
Net income (loss)				$ 100,000
Acquisition-related costs for business transaction												$ 700,000
Nova | Alcanna
Disclosure Of Business Combinations [Line Items]
Percentage of equity interest		63.00%